[GRAPHIC OMITED]
AMP PRODUCTIONS, LTD.
500-666 Burrard Street
Vancouver, B.C.  V6C 2X8
tel: (604)639-3178   fax: (604)639-3196


                                                                January 31, 2005


VIA  EDGAR  &  COURIER
----------------------

Max  A.  Webb
Assistant  Director  Office  of  Small  Business
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:  AMP  PRODUCTIONS,  LTD.
          REGISTRATION  STATEMENT  ON  FORM  SB-2
          AMENDMENT  NO.  1,  FILED  DECEMBER  21,  2004
          FILE  NO.  333-121503

Dear  Mr.  Webb:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 2 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

B. A copy of the Registration Statement that has been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, January 27, 2005. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

PROSPECTUS  SUMMARY,  PAGE  3
-----------------------------

1. In response to the Staff's comment, we have added dislosure "Our Business" subsection of the Description of Business to discuss our approach to selecting screenplays (pages 11 and 21 of the Prospectus).

RISK  FACTORS,  PAGE  6
-----------------------

2. In response to the Staff's comment, we have added a revised risk factor titled "We will not return your investment" (page 6 of the Prospectus).

MANAGEMENT'S  DISCUSSION  AND  ANALYSIS  OR  PLAN  OF  OPERATION,  PAGE  12
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3.     In  response  to  the  Staff's  comment,  we  advise that we have added a paragraph to our disclosure that discusses script fees in Vancouver (page 11 of the Prospectus).

     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/Thomas Mills
Thomas  E.  Mills
President  &  CEO

Enclosures